Capital Stock Transactions (Schedule Of Capital Stock Repurchases) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital Stock Transactions [Abstract]
Total cost of repurchased shares	$ 94,640	$ 102,313	$ 59,323
Shares repurchased	500,000	780,134	460,765
Weighted average price per share	$ 189.28	$ 131.15	$ 128.75